Shareholders' Equity (Share Options, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	138 Months Ended	188 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yields	0.00%	0.00%	0.00%
Risk-free interest rates	1.29%	0.60%	0.50%
Share options granted	132,608	557,000	338,038
Share options outstanding	980,240	1,021,071	552,386		980,240	980,240	261,320
Unrecognized compensation cost related to share options	$ 444				444	444
Options exercisable, average exercise price	$ 3.91	$ 5.48			3.91	3.91
Options exercisable	643,721	462,660			643,721	643,721
Options outstanding, weighted average exercise price	$ 3.59	$ 4.64			3.59	3.59
Options outstanding, weighted average remaining contractual life	2 years 9 months 25 days	4 years 3 months 7 days
Stock option expense	$ 841	$ 1,172	$ 301
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options	1 year
Expected volatility	88.00%	130.70%	130.30%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options	4 years
Expected volatility	114.90%	133.60%	134.40%
2003 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted					1,643,336
Share options outstanding	976,690				976,690	976,690
Share options available for grant	910,262				910,262	910,262
Increase in share options authorized for grant				1,000,000
RiT Inc. Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted						27,242
Share options outstanding	3,550				3,550	3,550